Dec-14-05 03:17pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-911 P.002/003 F-460

Paras Madho
Manager
Securities Operations

[redacted]

05073758

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

NYSE

1-10257

December 14, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

DEC 1 4 2005

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Barclays Bank PLC, Callable Floating Rate Notes due 2035 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 14, 2005. Tentative listing date – December 15, 2005.

Sincerely,

Paras Madho

PROCESSED
DEC 15 2005
THOMSON
FINANCIAL

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